Leases - Summary of Supplemental Information Related To Operating Leases And Financing Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023
Leases
Operating leases-Weighted average remaining lease term	1 year 5 months 4 days	1 year 5 months 4 days	1 year 9 months 25 days	2 years 10 days
Financing leases-Weighted average remaining lease term			10 months 6 days	14 days
Operating leases-Weighted average discount rate	4.00%	4.00%	6.41%	5.10%
Financing leases-Weighted average discount rate			8.92%	7.10%
Loss from early termination of lease	¥ (384)	$ (53)	¥ (2,173)
operating lease right-of-use assets	¥ 9,520